Supplement to the

Fidelity Advisor® New York Municipal Income Fund

Class A (FNMAX), Class T (FNYPX), Class B (FNYBX), Class C (FNYCX), and Institutional Class (FEMIX)

Classes of shares of Fidelity® New York Municipal Income Fund

A Fund of Fidelity New York Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 41.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
The fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
ASNM-ASNMIB-14-01  December 16, 2014
1.777519.111

Supplement to the

Fidelity® New York Municipal Income Fund (FTFMX)
A Class of shares of Fidelity New York Municipal Income Fund

A Fund of Fidelity New York Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 42.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity® New York Municipal Income Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity New York Municipal Income Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity New York Municipal Income Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
NFYB-14-01  December 16, 2014
1.791603.111